Commitments, Guarantees and Contingencies - Additional Information (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)	USD ($)	USD ($)
Guarantee Obligations [Line Items]
Commitments for purchase of property, plant and equipment	₨ 6,298		$ 83.5
Guarantee obligations issued	1,040		13.8
Contingent liability	415	$ 5.5
Demand received related to services tax assessment	120	$ 1.6
Performance Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Outstanding guarantees	3,718		49.3
Purchase commitments	9		0.1
Performance Bank Guarantees [Member] | Commissioned Plants
Guarantee Obligations [Line Items]
Outstanding guarantees	372		4.9
Guarantees from Financial Institutions [Member]
Guarantee Obligations [Line Items]
Guarantee obligation	₨ 812		$ 10.8